PENSION AND OTHER POSTRETIREMENT BENEFITS - Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (loss) gain	$ 29	$ (1,448)
Net prior service cost	0	(1)
Net amount recognized in accumulated other comprehensive income (loss) before tax	29	(1,449)
Deferred income taxes	(7)	390
Net amount recognized in accumulated other comprehensive income (loss)	22	(1,059)
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (loss) gain	(1)	147
Net prior service cost	0	0
Net amount recognized in accumulated other comprehensive income (loss) before tax	(1)	147
Deferred income taxes	0	(14)
Net amount recognized in accumulated other comprehensive income (loss)	$ (1)	$ 133